INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 26, 2020 EUR (€)
Iberian Cash-generating unit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percent By Which Value Assigned To Discount Rate Must Change In Order To Result In An Impairment	1.00%
Percent By Which Value Assigned To Terminal Growth Rate Must Change In Order To Result In An Impairment	(1.20%)
German Cash-generating unit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percent By Which Value Assigned To Discount Rate Must Change In Order To Result In An Impairment	1.50%
Percent By Which Value Assigned To Terminal Growth Rate Must Change In Order To Result In An Impairment	(2.00%)
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,506
Additions	33
Amortisation expense	(29)
Currency translation adjustments	(115)
Balance at end of period	8,395
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,520
Additions	0
Amortisation expense	0
Currency translation adjustments	(6)
Balance at end of period	€ 2,514